Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission expense [abstract]
Fee and commission expense

	2022	2021	2020
For credit and debit cards	23,080,728	23,312,872	25,064,694
For promotions	2,612,891	3,067,844	5,135,677
For foreign trade transactions	985,471	993,322	818,725
Linked to transactions with securities	15,701	23,315	13,331
Other commission expenses	5,894,233	4,623,450	2,554,624

TOTAL	32,589,024	32,020,803	33,587,051